Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Computation and Provides a Reconciliation of the Numerator and Denominator

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the six months ended June 30, 2025 and 2024 presented:

	As of June 30,
	2025	2024
Numerator:
Net loss attributable to Top KingWin’s shareholders	(3,163,291)	(3,660,825)
Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted	7,370,080	633,278
Denominator for basic and diluted net loss per share calculation	7,370,080	633,278
Basic and diluted net loss per share attributable to ordinary shareholders of Top KingWin’s shareholders	(0.43)	(5.78)